OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements	$ 1,707		$ 1,870
Warranty and campaign programs	941	$ 915	925	$ 927	$ 959	$ 932
Marketing and sales incentive programs	1,342		1,329
Tax payables	778		685
Accrued expenses and deferred income	629		609
Accrued employee benefits	593		680
Lease liabilities	432
Legal reserves and other provisions	336		368
Contract reserve	290		262
Contract liabilities	1,299		1,368
Restructuring reserve	85		71
Other	772		791
Total	9,204		8,958
Future rents related to buy-back agreements	$ 708		$ 773